Stock Incentive Plans (Detail Textuals) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock outstanding		1,303,504		1,303,504		284,829	284,829	578,257
Common stock available for future grants or awards						610,000
Term of plan						10 years
Vesting period						3 years
Unrecognized compensation cost related to unvested stock options		$ 930,000		$ 930,000		$ 60,000
Unrecognized compensation cost related to unvested stock options, recognition period				2 years 8 months 12 days		10 months 24 days
Intrinsic value of options outstanding		0		0		0
Intrinsic value of options exercisable		0		0		0
Total grant date fair value of options vested						150,000	500,000
Stock-based compensation		146,000	36,000	186,000	93,000	135,000	801,000
Proceeds from employee stock purchase plan purchases (in shares)	3,908
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fully vested restricted common stock granted to employees							360,000
Stock-based compensation							$ 190,000
2006 Cequent Stock Incentive Plan | Cequent Pharmaceuticals, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares of common stock outstanding						58,083
Employee stock purchase plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from employee stock purchase plan purchases (in shares)							18,141